Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 218,000
Previously Paid Amount	0.00
Total Fee Amount	33.38
Total Offset Amount	0.00
Net Fee	33.38
Narrative - Max Aggregate Offering Price	$ 218,000
Final Prospectus	true